ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of accounts payable and accrued expenses

	December 31,
	2020	2019
Accounts payable	$1,194,659	$879,347
Accrued payroll, taxes and vacation	202,339	305,259
Other	116,763	36,589
	$1,513,761	$1,221,195